Valuation and Qualifying Accounts - Schedule of Changes in Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year	$ 3,205	$ 2,065	$ 3,164
Charges to earnings	12,270	4,294	1,062
Charges to other accounts	2,689	(104)	(1,098)
Deductions	(7,369)	(3,050)	(1,063)
Balance, end of year	$ 10,795	$ 3,205	$ 2,065